DIVIDENDS - Accounting Policy (Details) R / shares in Units, R in Millions	12 Months Ended
Dec. 31, 2020 ZAR (R) R / shares
Dividends
Percentage of dividends withheld	20.00%
Dividend declared and paid | R	R 10,823.6
Dividend declared and paid, per share | R / shares	R 3.71
Final dividend declared and paid (per share) | R / shares	R 3.21
Final dividend declared and paid | R	R 9,485.5
Interim dividend declared and paid (per share) | R / shares	R 0.5
Interim dividend declared and paid | R	R 1,338.1